Offerings - Offering: 1	Oct. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	1,222,418
Proposed Maximum Offering Price per Unit	6.45
Maximum Aggregate Offering Price	$ 7,884,596.1
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,088.86
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-289265), filed on August 5, 2025.Pursuant to Rule 416(a) under the Securities Act, the shares being registered hereunder cover any additional shares of the registrant’s common stock that become issuable with respect to the shares being registered hereunder by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of common stock.Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the registrant’s common stock as reported on the Nasdaq Capital Market on October 21, 2025.